UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7531

                               AMERINDO FUNDS INC.
               (Exact name of registrant as specified in charter)
                                    --------


                            399 Park Ave., 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                           Portland, Maine 04112-0446
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-212-371-6360

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

                            AMERINDO TECHNOLOGY FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 2004
                                   (Unaudited)

          SHARES                                                                         VALUE
         --------                                                                 ------------------
COMMON STOCK* -- 102.9%
          155,000    Amazon.com, Inc.                                                $   6,032,600
          131,113    CancerVax Corp.                                                       861,412
          200,000    eBay Inc.                                                          15,666,000
           79,166    Eyetech Pharmaceuticals, Inc. (C)                                   2,937,059
          375,000    Eyetech Pharmaceuticals, Inc.                                      13,912,500
          217,500    Gilead Sciences, Inc.                                              14,059,200
        1,228,400    Homestore, Inc.                                                     4,330,110
          351,000    ImClone Systems Inc.                                               20,680,920
          222,600    Juniper Networks, Inc.                                              5,110,896
          300,000    Onyx Pharmaceuticals, Inc                                          10,239,000
          115,000    OSI Pharmaceuticals, Inc.                                           6,911,500
          325,000    Red Hat                                                             5,564,000
          950,000    Sonus Networks, Inc.                                                4,835,500
          345,000    XM Satellite Radio Holdings Inc.                                    9,104,550
          640,000    Yahoo! Inc.                                                        19,712,000
                                                                                     ---------------
TOTAL COMMON STOCK (Cost $124,563,366)                                                 139,957,247
                                                                                     ---------------
PRIVATE STOCK* -- 0.2%
       10,338,576    Cellomics, Inc.(A)(B((C)                                              150,380
       10,338,576    Cellomics, Inc., Series NNN, Preferred Stock(A)(B)(C)                 150,381
           62,000    DoveBid(A)(B)(C)                                                           --
                                                                                     ---------------
TOTAL PRIVATE STOCK (Cost $615,346)                                                        300,761
                                                                                     ---------------
WARRANTS* -- 0.0%
           69,311    Cellomics, Inc.,  Expires 02/28/06(A)(B)(C)                                --
                                                                                     ---------------
TOTAL WARRANTS (Cost $0)                                                                        --
                                                                                     ---------------
TOTAL INVESTMENTS -- 103.1% (Cost $125,178,712)+                                       140,258,008
                                                                                     ---------------
OTHER ASSETS & LIABILITIES, NET -- (3.1)%                                               (4,195,982)
                                                                                     ---------------
TOTAL NET ASSETS -- 100.0%                                                           $ 136,062,026
                                                                                     ---------------

* ALL COMMON STOCK, PRIVATE STOCK, AND WARRANTS HELD BY THE FUND ARE NON-INCOME PRODUCING.
(A) FAIR-VALUED SECURITY.

(B) SECURITY CONSIDERED ILLIQUID.
(C) RESTRICTED SECURITY. AT JULY 31, 2004, THE FUND OWNED PRIVATE PLACEMENT INVESTMENTS THAT WERE PURCHASED THROUGH PRIVATE OFFERINGS OR ACQUIRED THROUGH INITIAL PUBLIC OFFERINGS AND CANNOT BE SOLD WITHOUT PRIOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OR PURSUANT TO AN EXEMPTION THEREFROM. IN ADDITION, THE FUND HAS GENERALLY AGREED TO FURTHER RESTRICTIONS ON THE DISPOSITION OF CERTAIN HOLDINGS AS SET FORTH IN VARIOUS AGREEMENTS ENTERED INTO IN CONNECTION WITH THE PURCHASE OF THESE INVESTMENTS. THESE INVESTMENTS ARE VALUED AT FAIR VALUE AS DETERMINED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF DIRECTORS. THE ACQUISITION DATES OF THESE INVESTMENTS, ALONG WITH THEIR COST AND VALUES AT JULY 31, 2004, WERE AS FOLLOWS:

INVESTMENTS                                   ACQUISITION DATE           COST                 VALUE
COMMON STOCK:
EYETECH PHARMACEUTICALS, INC.                     08/27/02              569,995            2,937,059
                                                                    -----------          -----------
PRIVATE STOCK:
CELLOMICS, INC.                                   02/20/02              183,673              150,380
CELLOMICS, INC., SERIES NNN, PREFERRED STOCK      02/20/02              183,673              150,381
DOVEBID                                           04/10/02              248,000                   --
                                                                    -----------          -----------

WARRANTS:
CELLOMICS, INC., EXPIRES 02/28/06                 02/20/02                   --                   --
                                                                    -----------          -----------
TOTAL                                                               $ 1,185,341          $ 3,237,820

+AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $125,841,432, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $29,286,642 AND $14,870,066, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the authorized signatory of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Amerindo Investment Advisors Inc.


By (Signature and Title)*                  /s/ Alberto W. Vilar
                                           -----------------------------
                                           Alberto W. Vilar, CEO


Date:  09/29/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Alberto W. Vilar
                                           -----------------------------
                                           Alberto W. Vilar, CEO


Date:  09/29/04


By (Signature and Title)*                  /s/ Darren Leavitt
                                           ------------------------------------
                                           Darren Leavitt, Authorized Signatory


Date:  09/29/04

* Print the name and title of each signing officer under his or her signature.